Investor Certificateholders' Monthly Statement Discover Card Master Trust I Series 2007-CC Monthly Statement Exhibit 99 .1 Distribution Date: September 16, 2019 Month Ending: August 31, 2019 Pursuant to the Amended and Restated Series Supplement dated as of December 22, 2015, as amended (the "Series Supplement"), relating to the Third Amended and Restated Pooling and Servicing Agreement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, among Discover Bank, Discover Funding LLC (the "Depositor"), and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement"), the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows: Third Amended and Restated Pooling and Servicing As Exhibit 4.2 to the Current Report on Form 8-K filed on December 23, 2015 by the Agreement Depositor, the Master Trust and Discover Card Execution Note Trust. Amended and Restated Series Supplement As Exhibit 4.3 to the Current Report on Form 8-K filed on December 23, 2015 by the Depositor, the Master Trust and Discover Card Execution Note Trust. 1. Principal Receivables for August , 2019 Beginning Principal Balances Ending Principal Balances (1) (a) Aggregate Investor Interest (including Series 2007-CC $19,295,081,969.00 $17,256,830,602.00 Investor Interest) Transferor Interest $11,560,948,986.79 $13,499,531,050.80 Total Master Trust $30,856,030,955.79 $30,756,361,652.80 (b) Group One Investor Interest $19,295,081,969.00 $17,256,830,602.00 (c) Series 2007-CC Investor Interest $19,295,081,969.00 $17,256,830,602.00 (d) Total Master Trust # of Accounts 15,120,530 15,040,015 (e) Minimum Principal Receivables Balance at the end of month (2) $18,555,731,830.11 (f) Amount by which Master Trust Principal Receivables Exceeded the Minimum Principal Receivables Balance at the end of month $12,200,629,822.69 (g) Percentage of the Principal Receivables that reflect Transferor Interest (3) 43.89% 2.Credit Risk Retention at the end of August , 2019 (4) (a) Ending Principal Receivables $30,756,361,652.80 (b) Ending Investor Interest (before principal payments on this Distribution Date) $19,295,081,969.00 (c) Seller’s Interest (2(a) - 2(b)) $11,461,279,683.80 (d) Adjusted outstanding investor ABS interests (unpaid principal balance of DiscoverSeries Notes held by third-parties before principal payments on this Distribution Date) $13,800,000,000.00 (e) Seller’s Interest as a percentage of adjusted outstanding investor ABS interests (2(c) / 2(d)) 83.05% (f) Minimum Seller’s Interest as a percentage of adjusted outstanding investor ABS interests as required by Regulation RR 5%

3. Allocation Percentages at the beginning of August , 2019 (after giving effect to any increases in the Aggregate Investor Interest or the Series 2007-CC Investor Interest occurring during the month) (a) Series 2007-CC Finance Charge Collections Allocation Percentage 62.5326% (b) Series 2007-CC Principal Collections Allocation Percentage 62.5326% (c) Series 2007-CC Charge-Off Allocation Percentage 62.5326% (d) Series 2007-CC Interchange Allocation Percentage 62.5326% 4. Allocation of Receivables and other amounts collected during August , 2019 Finance Charge Collections Principal CollectionsInterchange (a) Allocation between Investors and Transferor: Aggregate Investor Allocation (including Series 2007-CC Allocation) $249,182,424.30 $4,288,881,680.74 $71,783,658.71 Transferor Allocation $149,301,605.31 $2,569,751,545.36 $43,010,318.69 (b) Group One Allocation $249,182,424.30 $4,288,881,680.74 $71,783,658.71 (c) Series 2007-CC Allocation $249,182,424.30 $4,288,881,680.74 $71,783,658.71 (d) Reallocation to Series 2007-CC from other Series $0.00 $0.00 $0.00 (e) Reallocation from Series 2007-CC to other Series $0.00 $0.00 $0.00 (f) Group One Portfolio Yield as an annualized percentage 14.69 % N/A 4.46 % of the Aggregate Investor Interest (FCC yield excludes principal recoveries) (g) Series 2007-CC Portfolio Yield as an annualized 14.69 % N/A 4.46 % percentage of the Series Investor Interest (FCC yield excludes principal recoveries) (h) Principal Collections as a monthly percentage of Master Trust Receivables 21.96 % at the beginning of August, 2019 (i) Finance Charge Collections as a monthly percentage of Master Trust Receivables 1.28 % at the beginning of August, 2019 (j) Total Collections as a monthly percentage of Master Trust Receivables 23.24 % at the beginning of August, 2019 (k) Interchange as a monthly percentage of Master Trust Receivables 0.37 % at the beginning of August, 2019 (l) Total Collections and Interchange as a monthly percentage of Master Trust Receivables 23.60 % at the beginning of August, 2019 (m) Trust Collections deposited for the month (5) Prior MonthAugust , 2019 $28,496,270.15 $1,229,190,761.23

5. Investor Charged -Off Amount Cumulative Reductions in Series Investor Interests Due to August , 2019 Investor Charged - Off Amounts (a) Group One $47,463,518.11 $0.00 (b) Series 2007-CC $47,463,518.11 $0.00 (c) As an annualized percentage of Principal Receivables at the beginning of August, 2019 2.95% N/A 6. Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date (a) Group One $32,158,469.95 (b) Series 2007-CC $32,158,469.95 7.Delinquency Summary (a) Master Trust Receivables Outstanding at the end of August, 2019 $31,139,981,003.07 Number of Delinquent Amount Percentage of Ending Payment Status Delinquent Accounts Ending Balance Receivables Outstanding 30-59 Days 18,233 $141,246,292.89 0.45% 60-89 Days 13,167 $106,135,442.74 0.34% 90-119 Days 9,430 $83,751,679.25 0.27% 120-149 Days 7,727 $73,064,965.14 0.23% 150-179 Days 7,411 $72,666,312.63 0.23% 180+ Days 0 $0.00 0.00 % Total 55,968 $476,864,692.651.53% (b) Delinquency Percentage (60+ Days):1.08% 8. Total Master Trust and Investor Principal Charge -Offs on this Distribution Date (6)(7) Total MT Amount Investor Amount Rate (a) Gross Charge-offs (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of August, 2019) $75,902,038.47 $47,463,518.11 2.95% (b) Recoveries (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of August, 2019) $20,737,397.21 $12,967,633.65 0.81% (c) Net Charge-offs (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of August, 2019) $55,164,641.26 $34,495,884.46 2.15%

(1) For Section 1, the ending balances for the Investor Interest and the Transferor Interest are shown after any principal payments to be made to the holders of DiscoverSeries Notes on this Distribution Date. (2) Pursuant to the Pooling and Servicing Agreement, the Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust. (3) At the date of this report, Discover Bank, as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) and Regulation (EU) 2017/2402 of the European Parliament and of the Council of 12 December 2017 (the “EU Securitization Regulation”), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest as provided in option (b) of Article 405(1) of the CRR, option (b) of Article 6(3) of the EU Securitization Regulation and the corresponding provisions of the AIFM Regulation and the Solvency II Regulation (collectively with the CRR and the EU Securitization Regulation, the “EU Risk Retention Regulations”), which such interest is not hedged or otherwise mitigated except to the extent permitted by the EU Risk Retention Regulations. See Section 1 for a calculation of the Transferor Interest percentage. (4) In accordance with the credit risk retention rules of Regulation RR, Discover Bank, as Sponsor, is required to retain an economic interest in the credit risk of the Master Trust receivables. The Sponsor intends to satisfy this obligation by maintaining a seller’s interest in the Master Trust, calculated in accordance with Regulation RR, that will equal not less than 5% of the aggregate unpaid principal balance of all DiscoverSeries notes, other than any notes that are at all times held by Discover Bank or one or more wholly-owned affiliates of Discover Bank ("adjusted outstanding investor ABS interests"). The required seller’s interest will be held by the Depositor through holding of the Transferor Interest, which represents an undivided interest in the receivables of the Master Trust that are not represented by outstanding certificates at any given time. The Seller’s Interest set forth in Section 2 is calculated as of the applicable month-end and does not reflect principal payments to be made to holders of DiscoverSeries Notes on this Distribution Date. (5) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Notes (or Certificates) are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance. (6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Section 4 above. (7) Master Trust and Investor Gross Charge-off Amounts and Rate related to the month ending August 31, 2019 were higher in part due to the resolution of a prior processing delay at a debt consolidation firm. See the Monthly Credit Card Charge-off and Delinquency Statistics for the total Discover Card portfolio reported by Discover Financial Services on Form 8-K for the period ending August 31, 2019.